COMMON STOCK WARRANTS (Tables)	3 Months Ended
Mar. 31, 2014
Common Stock Warrants [Abstract]
Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]
The fair value was determined to be approximately $3,867, using the Black-Scholes model with the following weighted average assumptions at issuance:

Annualized volatility (1)	305%
Contractual term	5.0
Risk-free investment rate	1.65%
Dividend yield	0.0%

(1) - The Company has three years of trading history that was utilized in computing the annualized volatility as of the date of issuance.

Fair Value Warrants Valuation Techniques [Table Text Block]
The following table summarizes the Company’s warrant activity for the three months ended March 31, 2014.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding warrants as of December 31, 2013	84,553,306	0.06	2.7
Exercised	(60,000,000)	0.06	2.7
Issued as a result of the above exercise	45,000,000	0.12	4.9
Outstanding warrants as of March 31, 2014	69,553,306	0.10	4.0